Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 5,113,933	$ 700,606	¥ 4,444,887
Predominantly monetized on its own	20,508	2,810	61,516
Predominantly monetized with other contents and on its own, Released	5,134,441	703,416	4,506,403
In production, less impairment
Predominantly monetized with other contents	8,108,506	1,110,861	7,630,099
Predominantly monetized on its own	255,380	34,987	244,787
Predominantly monetized with other contents and on its own, Production	8,363,886	1,145,848	7,874,886
In development, less impairment
Predominantly monetized with other contents	1,160,622	159,005	946,586
Predominantly monetized on its own	48,920	6,701	49,110
Predominantly monetized with other contents and on its own, Development	1,209,542	165,706	995,696
Film monetized on its own and film monetized in film group costs	¥ 14,707,869	$ 2,014,970	¥ 13,376,985